CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash	$ 267,322	$ 374,490	$ 386,316
Accounts receivable		3,306	39,500
Prepaid expenses	10,440		12,938
Total current assets	277,762	377,796	438,754
Property and equipment - net	116,845	77,322	73,023
OTHER ASSETS
Goodwill	4,971,991
Investments	403,249	235,000	175,000
Deposits and other assets	33,502	33,502	33,502
Total Other Assets	5,408,742	268,502	208,502
TOTAL ASSETS	5,803,349	723,620	720,279
CURRENT LIABILITIES
Accounts Payable	258,845	382,550	109,997
Accrued expenses	63,274		84,355
Loan payable	3,156
Due to related parties	492,003
Deferred revenue		27,010
Convertible notes payable, net of debt discount of $713,658	331,342
Derivative Liabilities	1,506,414	1,301,138
Total current liabilities	2,655,034	1,710,698	194,352
LONG-TERM LIABILITY
Convertible notes payable, long term		108,100	209,100
Total Liabilities	2,655,034	1,818,798	403,452
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, $0.001 par value; 200,000,000 shares authorized; 111,326,981 and 71,908,370 shares issued and outstanding as of September 30, 2017 and December 31, 2016; 71,908,370 and 46,939,965 shares issued and outstanding as of December 31, 2016 and 2015, respectively	111,327	71,908	46,940
Common stock to be issued, 1,551,217 and 1,740,000 shares as of September 30, 2017 and December 31, 2016, 1,740,000 and 624,000 shares,respectively	1,551	1,740	624
Additional paid in capital	59,052,979	28,693,819	12,101,784
Accumulated deficit	(56,017,542)	(29,862,645)	(11,832,521)
Total stockholders' equity (deficit)	3,148,315	(1,095,178)	316,827
Total liabilities and stockholders' equity (deficit)	$ 5,803,349	$ 723,620	$ 720,279